KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen Partner Phone (212) 715-9522

March 27, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Fiera Capital Series Trust (the “Registrant”) Post-Effective Amendment No. 39 to the Registration Statement On Form N-1A (File Nos. 333-215049 and 811-23220)

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, I hereby transmit for filing with the Securities and Exchange Commission Post-Effective Amendment No. 39 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 41 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”) concerning Fiera Capital Intermediate Tax Efficient Fixed Income Fund, a newly-formed series of the Registrant.

If you have any questions concerning this filing, please call me at 212-715-9522. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ George M. Silfen

1177 Avenue of the Americas   New York NY 10036-2714   Phone 212.715.9100   Fax 212.715.8000

990 Marsh Road   Menlo Park CA 94025-1949   Phone 650.752.1700   Fax 650.752.1800

47 Avenue Hoche   75008 Paris France   Phone (33-1) 44 09 46 00   Fax (33-1) 44 09 46 01

www.kramerlevin.com